Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of income (loss) before income taxes

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
PRC	154,095	(54,764)	242,820	37,321
Non-PRC	84,282	(14,132)	1,190,445	182,967

Total	238,377	(68,896)	1,433,265	220,288

Schedule of current and deferred portions of income tax expenses (benefits)

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Current income tax expenses	70,820	41,243	82,908	12,742
Deferred income tax benefits	(7,080)	(53,432)	(25,306)	(3,889)

Income tax expenses (benefits) for the year	63,740	(12,189)	57,602	8,853

Reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax

A reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax is as follows:

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Income (loss) before income tax	238,377	(68,896)	1,433,265	220,288
Income tax expense (benefit) computed at the PRC statutory tax rate of 25%	59,594	(17,224)	358,316	55,072
Effect of different tax rates in different jurisdictions	(21,538)	(18,988)	(119,565)	(18,376)
Effect of tax holiday and preferential tax rates	(35,434)	(20,969)	(80,671)	(12,399)
Research and development super-deduction	(47,179)	(54,081)	(50,223)	(7,719)
Non-taxable income(i)	(251)	(6,484)	(188,139)	(28,916)
Non-deductible expenses(ii)	84,599	81,569	71,039	10,918
Effect of change in tax rate	1,464	5,009	7,279	1,119
Outside basis difference on investment in VIEs	11,378	(2,847)	9,808	1,507
Withholding tax and others	6,160	10,962	18,149	2,789
Changes in valuation allowance	4,947	10,864	31,609	4,858

Income tax expenses (benefits)	63,740	(12,189)	57,602	8,853

(i)	Non-taxable income mainly consist of gains on disposal of subsidiaries and long-term investments that are not subject to tax under the tax laws of different jurisdictions.
(ii)	Non-deductible expenses mainly consist of share-based compensation expenses, entertainments and other expenses that are not allowed to be deducted under the tax laws of different jurisdictions.

Schedule of deferred tax assets and deferred tax liabilities

Deferred taxes were measured using the enacted tax rates for the periods in which the temporary differences are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax balances as of December 31, 2016 and 2017 are as follows:

	As of December 31,
	2016	2017
	RMB	RMB	US$
Deferred tax assets, current portion:
Deferred revenue	646	—	—
Provision for doubtful debts	8,495	—	—
Tax loss carry forward	263	—	—
Accrued expenses	2,767	—	—
Government subsidies	2,354	—	—
Others	1,173	—	—
Less: Valuation allowance	171	—	—

Current deferred tax assets	15,527	—	—

Deferred tax assets, non-current portion:
Deferred revenue	1,566	1,924	296
Provision for doubtful debts	—	8,132	1,250
Intangible assets and accrued expense	6,560	6,653	1,022
Equity investment loss	10,725	16,160	2,484
Tax loss carry forward	84,824	93,295	14,339
Share-based compensation	11,206	1,056	162
Government subsidies	—	1,647	253
Others	1,145	758	117
Less: Valuation allowance	41,217	71,983	11,064

Non-current deferred tax assets	74,809	57,642	8,859

Deferred tax liabilities, non-current portion:
Long-lived assets arising from business acquisitions	54,176	5,324	818
Outside basis difference on investment in VIEs	58,262	68,069	10,462

Non-current deferred tax liabilities	112,438	73,393	11,280

Reconciliation of the beginning and ending amount of unrecognized tax benefit

A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:

	2016	2017
	RMB	RMB	US$
Balance at January 1	46,615	61,557	9,461
Additions based on tax positions related to current year	15,447	3,004	462
Reversal based on tax positions related to prior years	(505)	(1,309)	(201)

Balance at December 31	61,557	63,252	9,722